SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
SEGMENTAL INFORMATION

Operating segments are components for an enterprise of which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Based on the Company’s methods of internal reporting and management structure, we consider that we operate in one segment, the LNG market. During 2015, our fleet operated under time charters and in particular with nine charterers, Petrobras, PT Nusantara Regas (“PTNR”), Kuwait National Petroleum Company (“KNPC”), Dubai Supply Authority (“DUSUP”), Pertamina, the Hashemite Kingdom of Jordan (“Jordan”), BG Group plc, Eni S.p.A., and Golar. Petrobras is a Brazilian energy company. PTNR is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. KNPC is a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait. DUSUP is a government entity which is the sole supplier of natural gas to the Emirates. Pertamina is the state-owned oil and gas company of Indonesia. BG Group plc is an energy company headquartered in the United Kingdom. Eni S.p.A is an integrated energy company headquartered in Italy.

In the years ended December 31, 2015, 2014 and 2013, revenues from each of the following customers accounted for over 10% of our consolidated revenues:

(in thousands of $)	2015		2014		2013
Petrobras	100,052	23%	99,976	25%	85,899	26%
PTNR	67,325	15%	66,345	17%	65,478	20%
KNPC	47,402	11%	43,220	11%	—	—%
DUSUP	41,970	10%	48,392	12%	48,029	15%
Pertamina	38,061	9%	40,004	10%	37,302	11%
BG Group plc	31,370	7%	68,884	17%	66,341	20%

Geographic segment data

The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2015	2014	2013

Brazil	100,052	99,976	85,899
Indonesia	67,325	66,345	65,478
Kuwait	47,402	43,220	—
United Arab Emirates	41,970	48,392	48,029

Fixed assets (in thousands of $)	2015	2014

Brazil	369,922	392,132
Jordan	286,974	—
Kuwait	275,684	281,946
Indonesia	205,188	219,610
United Arab Emirates	133,883	133,082